Cover	Jul. 23, 2020	Jun. 05, 2020
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	MIX TELEMATICS LIMITED
Entity File Number		001-36027
Document Period End Date	Jul. 24, 2020
Entity Address, Postal Zip Code	33487
Security Exchange Name	NYSE
Trading Symbol	MIXT
Title of 12(b) Security	American Depositary Shares, each representing 25 Ordinary Shares, no par value
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Address, Address Line One	750 Park of Commerce Blvd
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Incorporation, State or Country Code	T3
City Area Code	(877)
Local Phone Number	585-1088
Entity Emerging Growth Company	false
Entity Central Index Key	0001576914
Amendment Flag	false